UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22501

Name of Fund: BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals – 12.5%
Agrium, Inc.(a)	42,800	$3,739,864
CF Industries Holdings, Inc.(a)	28,200	4,380,024
E.I. du Pont de Nemours & Co.(a)	64,800	3,332,016
Israel Chemicals Ltd.	507,000	8,524,466
K+S AG	110,800	8,840,442
Monsanto Co.(a)	282,500	20,758,100
The Mosaic Co.(a)	129,700	9,172,384
Potash Corp. of Saskatchewan, Inc.(a)	331,400	19,158,234
The Scotts Miracle-Gro Co., Class A(a)	162,000	8,174,520
Syngenta AG(b)	35,000	11,141,716
Uralkali - GDR(b)	201,500	9,860,221

		107,081,987

Energy Equipment & Services – 3.6%
Basic Energy Services, Inc.(b)	24,900	806,511
Calfrac Well Services Ltd.	7,700	292,623
Core Laboratories NV(a)	61,400	6,672,952
Halliburton Co.(a)	99,700	5,456,581
Key Energy Services, Inc.(b)	140,400	2,736,396
Noble Corp.(a)	48,300	1,780,821
Patterson-UTI Energy, Inc.(a)	39,500	1,284,935
Schlumberger Ltd.(a)	73,000	6,597,010
Seadrill Ltd.	53,100	1,848,311
Technip SA	13,900	1,521,999
Trican Well Service Ltd.	76,800	2,010,328

		31,008,467

Food Products – 3.3%
Archer-Daniels-Midland Co.(a)	275,200	8,360,576
Bunge Ltd.(a)	120,900	8,319,129
China Agri-Industries Holdings Ltd.	7,460,000	8,402,945
SLC Agricola SA	300,600	3,289,281

		28,371,931

Machinery – 1.8%
AGCO Corp.(a)(b)	25,900	1,228,178
Caterpillar, Inc.(a)	74,300	7,340,097
Deere & Co.(a)	43,000	3,375,930
Joy Global, Inc.(a)	30,400	2,855,168

		14,799,373

Metals & Mining – 22.7%
Agnico-Eagle Mines Ltd.(a)	273,900	15,269,925
Alexco Resource Corp.(a)(b)	522,000	3,883,680
Allegheny Technologies, Inc.(a)	78,300	4,556,277
Allied Nevada Gold Corp.(a)(b)	243,500	9,277,350
Augusta Resource Corp.(a)(b)	709,600	3,491,232
Avalon Rare Metals, Inc.(b)	106,000	585,776
Centerra Gold, Inc.	240,300	4,710,680
Compass Minerals International, Inc.(a)	98,400	7,748,016
Detour Gold Corp.(b)	214,400	6,738,638
Eldorado Gold Corp.(a)	514,400	8,883,688
Franco-Nevada Corp.	339,900	14,212,157
Fresnillo Plc	414,500	11,892,129
Goldcorp, Inc.(a)	179,600	8,586,676
HudBay Minerals, Inc.	415,300	5,715,835
Kenmare Resources Plc(b)	3,749,400	3,409,553
MAG Silver Corp.(b)	449,200	4,508,690
New Gold, Inc.(a)(b)	444,000	4,795,200
Novagold Resources, Inc.(a)(b)	797,800	7,993,956
Pan American Silver Corp.(a)	104,800	3,162,864
Quadra FNX Mining Ltd.(b)	564,000	8,978,429
Seabridge Gold, Inc.(a)(b)	448,400	12,398,260
Silver Wheaton Corp.(a)	596,300	21,514,504
Silvercorp Metals, Inc.(a)	1,080,000	11,188,800
Titanium Metals Corp.(a)	364,200	6,479,118
US Gold Corp.(a)(b)	648,600	4,118,610

		194,100,043

Oil, Gas & Consumable Fuels – 32.5%
Alpha Natural Resources, Inc.(a)(b)	285,665	12,200,752
AltaGas Ltd.	320,300	8,870,310
Angle Energy, Inc.(b)	100,000	1,003,716
Apache Corp.(a)	54,200	6,705,624
Arch Coal, Inc.(a)	55,400	1,418,240
Baytex Energy Corp.	76,400	4,264,391
Bill Barrett Corp.(b)	38,400	1,910,784
Bonavista Energy Corp.	136,600	4,110,367
BP Plc - ADR(a)	48,300	2,194,752
Cenovus Energy, Inc.(a)	69,600	2,669,160
Chesapeake Energy Corp.(a)	87,800	3,015,930
ConocoPhillips(a)	12,300	885,477
Consol Energy, Inc.(a)	231,400	12,403,040
Continental Resources, Inc.(a)(b)	25,400	1,742,186
Crescent Point Energy Corp.	189,200	8,505,040
Denbury Resources, Inc.(a)(b)	211,400	4,084,248
Enbridge Energy Partners LP	113,811	3,357,426
Energy XXI (Bermuda) Ltd.(a)(b)	47,200	1,548,632
Enterprise Products Partners LP	290,600	12,086,054
EOG Resources, Inc.(a)	63,000	6,426,000
EQT Corp.(a)	66,900	4,246,812
Forest Oil Corp.(a)(b)	75,000	1,950,000
Galleon Energy, Inc., Class A(b)	158,700	569,722
Gasco Energy, Inc.(b)	366,500	102,620
Hess Corp.(a)	31,000	2,125,360
James River Coal Co.(a)(b)	87,800	1,664,688
Keyera Corp.	207,700	9,543,179
Kosmos Energy Ltd.	50,000	759,500
Magellan Midstream Partners LP	140,200	8,274,604
MarkWest Energy Partners LP	184,800	8,567,328
Newfield Exploration Co.(a)(b)	59,000	3,977,780
Noble Energy, Inc.(a)	46,700	4,655,056
Occidental Petroleum Corp.(a)	125,500	12,321,590
OGX Petroleo e Gas Participacoes SA(b)	205,500	1,713,328
ONEOK Partners LP	299,000	12,707,500
Patriot Coal Corp.(a)(b)	63,000	1,191,330
Peabody Energy Corp.(a)	118,500	6,810,195
Penn West Petroleum Ltd.(a)	398,100	8,881,611
Permian Basin Royalty Trust	407,700	8,961,246
PetroBakken Energy Ltd., Class A	17,500	257,523
PetroChina Co. Ltd. - ADR(a)	7,100	1,009,833
Petrohawk Energy Corp.(a)(b)	86,300	3,295,797
Plains All American Pipeline LP	197,300	12,268,114
Plains Exploration & Production Co.(a)(b)	85,200	3,323,652
Premier Oil Plc(b)	239,200	1,587,363
QEP Resources, Inc.	41,000	1,797,030
Range Resources Corp.(a)	57,900	3,772,764
Rex Energy Corp.(a)(b)	73,000	808,110
Ship Finance International Ltd.(a)	403,600	6,417,240
Southwestern Energy Co.(a)(b)	77,700	3,462,312
Statoil ASA	109,700	2,703,742
Suncor Energy, Inc.(a)	161,700	6,180,174
Talisman Energy, Inc.(a)	166,000	3,029,500
Targa Resources Partners LP	100,000	3,443,000
Ultra Petroleum Corp.(a)(b)	45,300	2,120,946
Vermilion Energy, Inc.	81,100	4,066,671
Whiting Petroleum Corp.(a)(b)	115,000	6,739,000

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP	243,900	$13,609,620

		278,317,969

Total Long-Term Investments (Cost – $674,848,077) – 76.4%		653,679,770

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(c)(d)	134,399,937	134,399,937

Total Short-Term Securities (Cost – $134,399,937) – 15.7%		134,399,937

Total Investments Before Outstanding Options Written (Cost – $809,248,014*) – 92.1%		788,079,707

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.4)%
AGCO Corp., Strike Price USD 50, Expires 8/22/11	100	(9,000)
Agnico-Eagle Mines Ltd., Strike Price USD 67.50, Expires 8/22/11	950	(9,025)
Agrium, Inc., Strike Price USD 90, Expires 8/22/11	150	(25,875)
Alexco Resource Corp., Strike Price USD 7.50, Expires 8/22/11	500	(21,250)
Allegheny Technologies, Inc., Strike Price USD 67.50, Expires 9/19/11	270	(22,275)
Allied Nevada Gold Corp.:
Strike Price USD 35, Expires 8/22/11	300	(111,000)
Strike Price USD 40, Expires 8/22/11	200	(21,500)
Strike Price USD 41, Expires 9/19/11	350	(61,710)
Alpha Natural Resources, Inc.:
Strike Price USD 49, Expires 8/22/11	450	(12,825)
Strike Price USD 46, Expires 8/22/11	130	(10,530)
Strike Price USD 47, Expires 8/22/11	100	(5,850)
Strike Price USD 50, Expires 9/19/11	200	(14,300)
Apache Corp., Strike Price USD 125, Expires 8/22/11	200	(65,000)
Arch Coal, Inc.:
Strike Price USD 27, Expires 8/22/11	100	(5,350)
Strike Price USD 28, Expires 8/22/11	100	(2,900)
Archer-Daniels-Midland Co.:
Strike Price USD 31, Expires 8/22/11	480	(33,360)
Strike Price USD 32, Expires 8/22/11	480	(17,760)
Augusta Resource Corp.:
Strike Price USD 5, Expires 8/22/11	600	(15,000)
Strike Price USD 5, Expires 9/19/11	150	(6,375)
BP Plc - ADR:
Strike Price USD 45, Expires 8/22/11	85	(10,242)
Strike Price USD 46, Expires 8/22/11	85	(6,332)
Bunge Ltd., Strike Price USD 70, Expires 8/22/11	420	(50,400)
Caterpillar, Inc.:
Strike Price USD 100, Expires 8/22/11	140	(40,250)
Strike Price USD 111, Expires 8/22/11	60	(1,972)
Strike Price USD 110, Expires 9/19/11	60	(7,590)
Cenovus Energy, Inc., Strike Price USD 40, Expires 9/19/11	245	(25,112)
CF Industries Holdings, Inc., Strike Price USD 150, Expires 8/22/11	100	(97,750)
Chesapeake Energy Corp.:
Strike Price USD 29, Expires 8/22/11	155	(84,862)
Strike Price USD 30, Expires 8/22/11	155	(70,525)
Compass Minerals International, Inc.:
Strike Price USD 90, Expires 8/22/11	90	(900)
Strike Price USD 86.50, Expires 8/31/11	250	(7,513)
ConocoPhillips, Strike Price USD 77.50, Expires 9/19/11	45	(3,442)
Consol Energy, Inc.:
Strike Price USD 52.50, Expires 8/22/11	130	(34,385)
Strike Price USD 55, Expires 9/19/11	100	(26,050)
Strike Price USD 52.50, Expires 9/19/11	630	(236,250)
Continental Resources, Inc., Strike Price USD 70, Expires 9/19/11	75	(24,000)
Core Laboratories NV, Strike Price USD 117.50, Expires 8/22/11	215	(4,969)
Deere & Co., Strike Price USD 82.50, Expires 8/22/11	150	(18,450)
Denbury Resources, Inc.:
Strike Price USD 20, Expires 8/22/11	680	(35,700)
Strike Price USD 20, Expires 9/19/11	65	(5,688)
E.I. du Pont de Nemours & Co., Strike Price USD 52.50, Expires 8/22/11	120	(9,180)
Eldorado Gold Corp.:
Strike Price USD 16, Expires 8/22/11	850	(123,250)
Strike Price USD 15, Expires 8/22/11	349	(80,270)
Strike Price USD 19, Expires 8/22/11	99	(1,485)
Energy XXI (Bermuda) Ltd., Strike Price USD 33, Expires 8/22/11	165	(25,988)
EOG Resources, Inc.:
Strike Price USD 105, Expires 8/22/11	30	(6,720)
Strike Price USD 110, Expires 8/22/11	175	(15,312)
EQT Corp.:
Strike Price USD 60, Expires 8/22/11	130	(55,250)
Strike Price USD 62, Expires 8/31/11	100	(31,486)
Forest Oil Corp.:
Strike Price USD 27, Expires 8/22/11	130	(12,025)
Strike Price USD 28, Expires 8/22/11	130	(8,450)
Goldcorp, Inc.:
Strike Price USD 50, Expires 8/22/11	600	(48,900)
Strike Price USD 57.50, Expires 9/19/11	25	(688)
Halliburton Co.:
Strike Price USD 52.50, Expires 8/22/11	115	(38,525)
Strike Price USD 55, Expires 8/22/11	175	(32,550)
Hess Corp., Strike Price USD 75, Expires 8/22/11	110	(5,335)
James River Coal Co.:
Strike Price USD 22, Expires 8/22/11	172	(3,440)
Strike Price USD 23, Expires 8/22/11	114	(1,710)
Strike Price USD 24, Expires 9/19/11	16	(280)

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Joy Global, Inc., Strike Price USD 100, Expires 8/22/11	100	$(15,400)
Monsanto Co.:
Strike Price USD 75, Expires 8/22/11	95	(12,635)
Strike Price USD 77.50, Expires 9/19/11	690	(98,325)
The Mosaic Co., Strike Price USD 70, Expires 8/22/11	450	(128,700)
New Gold, Inc.:
Strike Price USD 11, Expires 8/22/11	420	(16,800)
Strike Price USD 10, Expires 8/22/11	310	(31,000)
Newfield Exploration Co., Strike Price USD 70, Expires 8/22/11	205	(28,188)
Noble Corp., Strike Price USD 38, Expires 8/22/11	170	(10,455)
Noble Energy, Inc.:
Strike Price USD 95, Expires 8/22/11	25	(14,375)
Strike Price USD 92.50, Expires 8/22/11	140	(112,000)
Novagold Resources, Inc.:
Strike Price USD 11, Expires 8/22/11	1,000	(17,500)
Strike Price USD 11, Expires 9/19/11	1,400	(59,500)
Occidental Petroleum Corp.:
Strike Price USD 105, Expires 8/22/11	150	(12,225)
Strike Price USD 110, Expires 8/22/11	210	(5,355)
Pan American Silver Corp.:
Strike Price USD 32, Expires 8/22/11	100	(6,000)
Strike Price USD 35, Expires 8/22/11	100	(1,500)
Strike Price USD 36, Expires 8/22/11	50	(500)
Patriot Coal Corp., Strike Price USD 25, Expires 8/22/11	220	(1,210)
Patterson-UTI Energy, Inc., Strike Price USD 31, Expires 8/22/11	140	(33,950)
Peabody Energy Corp., Strike Price USD 62.50, Expires 9/19/11	415	(50,838)
Penn West Petroleum Ltd.:
Strike Price USD 23, Expires 8/22/11	505	(15,150)
Strike Price USD 24, Expires 8/22/11	260	(1,950)
PetroChina Co. Ltd. - ADR, Strike Price USD 150, Expires 8/22/11	25	(2,438)
Petrohawk Energy Corp.:
Strike Price USD 25, Expires 8/22/11	25	(32,938)
Strike Price USD 26, Expires 8/22/11	50	(60,875)
Plains Exploration & Production Co.:
Strike Price USD 43, Expires 8/22/11	225	(10,350)
Strike Price USD 40, Expires 9/19/11	72	(14,328)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 57.25, Expires 8/10/11	1,160	(204,674)
Range Resources Corp.:
Strike Price USD 55, Expires 8/22/11	105	(108,675)
Strike Price USD 62.50, Expires 9/19/11	95	(49,400)
Rex Energy Corp., Strike Price USD 12.50, Expires 8/22/11	250	(5,000)
Schlumberger Ltd.:
Strike Price USD 90, Expires 8/22/11	125	(38,125)
Strike Price USD 90, Expires 9/19/11	125	(54,375)
The Scotts Miracle-Gro Co., Class A, Strike Price USD 55, Expires 8/22/11	500	(10,000)
Seabridge Gold, Inc.:
Strike Price USD 30, Expires 8/22/11	250	(9,375)
Strike Price USD 31, Expires 9/19/11	1,250	(75,000)
Ship Finance International Ltd., Strike Price USD 17.50, Expires 9/19/11	205	(3,075)
Silver Wheaton Corp.:
Strike Price USD 42, Expires 8/22/11	945	(27,405)
Strike Price USD 41, Expires 8/22/11	1,145	(46,373)
Silvercorp Metals, Inc.:
Strike Price USD 10, Expires 8/22/11	1,895	(156,338)
Strike Price USD 12, Expires 8/22/11	1,885	(28,275)
Southwestern Energy Co., Strike Price USD 45, Expires 8/22/11	272	(36,584)
Suncor Energy, Inc.:
Strike Price USD 41, Expires 8/22/11	75	(2,400)
Strike Price USD 40, Expires 8/22/11	150	(8,250)
Strike Price USD 41, Expires 9/19/11	75	(5,962)
Strike Price USD 42, Expires 9/19/11	265	(14,972)
Talisman Energy, Inc., Strike Price USD 20, Expires 8/22/11	580	(5,800)
Titanium Metals Corp., Strike Price USD 18, Expires 8/22/11	1,275	(82,875)
Ultra Petroleum Corp., Strike Price USD 48, Expires 9/19/11	160	(27,600)
US Gold Corp., Strike Price USD 7.50, Expires 8/22/11	900	(6,750)
Whiting Petroleum Corp.:
Strike Price USD 55, Expires 8/22/11	200	(92,000)
Strike Price USD 57.50, Expires 8/22/11	200	(58,500)

Total Exchange-Traded Call Options Written		(3,716,379)

Exchange-Traded Put Options Written – (0.2)%
AGCO Corp., Strike Price USD 45, Expires 8/22/11	2,350	(193,875)
Agrium, Inc., Strike Price USD 85, Expires 8/22/11	930	(172,050)
Allegheny Technologies, Inc., Strike Price USD 60, Expires 8/22/11	525	(183,750)
BHP Billiton Ltd. - ADR, Strike Price USD 85, Expires 8/22/11	725	(56,188)
CF Industries Holdings, Inc., Strike Price USD 140, Expires 8/22/11	600	(111,000)
Deere & Co.:
Strike Price USD 77.50, Expires 8/22/11	292	(66,430)
Strike Price USD 80, Expires 8/22/11	292	(103,660)
E.I. du Pont de Nemours & Co., Strike Price USD 52.50, Expires 8/22/11	735	(160,230)
Joy Global, Inc., Strike Price USD 90, Expires 8/22/11	600	(126,600)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 55, Expires 8/22/11	1,100	(102,300)
Rio Tinto Plc, Strike Price USD 65, Expires 8/22/11	970	(48,500)
Sociedad y Minera de Chile SA - ADR, Strike Price USD 65, Expires 8/22/11	1,300	(276,250)

Total Exchange-Traded Put Options Written		(1,600,833)

Over-the-Counter Call Options Written – (0.4)%
Alexco Resource Corp., Strike Price USD 7.45, Expires 8/12/11, Broker Deutsche Bank Securities Corp.	74,500	(26,205)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Angle Energy, Inc.:
Strike Price CAD 9.62, Expires 8/11/11, Broker Morgan Stanley & Co., Inc.	17,500	$(4,814)
Strike Price CAD 9.43, Expires 8/25/11, Broker Deutsche Bank Securities Corp.	17,500	(8,834)
Augusta Resource Corp.:
Strike Price USD 4.65, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	48,200	(13,588)
Strike Price USD 5.11, Expires 8/26/11, Broker Morgan Stanley & Co., Inc.	60,000	(11,845)
Strike Price USD 5.16, Expires 9/02/11, Broker Morgan Stanley & Co., Inc.	60,000	(12,689)
Basic Energy Services, Inc., Strike Price USD 32.09, Expires 8/26/11, Broker Citigroup Global Markets, Inc.	9,000	(16,790)
Bill Barrett Corp., Strike Price USD 47.95, Expires 8/15/11, Broker Citigroup Global Markets, Inc.	13,500	(36,257)
Centerra Gold, Inc.:
Strike Price CAD 16, Expires 8/22/11, Broker T.D. Securities	420	(124,182)
Strike Price CAD 19, Expires 8/22/11, Broker T.D. Securities	420	(23,078)
China Agri-Industries Holdings Ltd., Strike Price HKD 8.23, Expires 8/16/11, Broker JPMorgan Chase Securities	2,600,000	(186,318)
Crescent Point Energy Corp.:
Strike Price CAD 44, Expires 8/22/11, Broker Bank of Montreal	517	(21,644)
Strike Price CAD 44, Expires 9/19/11, Broker Bank of Montreal	145	(11,382)
Detour Gold Corp.:
Strike Price CAD 29, Expires 8/22/11, Broker T.D. Securities	250	(43,173)
Strike Price CAD 30, Expires 8/22/11, Broker T.D. Securities	250	(26,820)
Strike Price CAD 31, Expires 8/22/11, Broker T.D. Securities	250	(16,354)
Eldorado Gold Corp., Strike Price USD 18.73, Expires 9/08/11, Broker Deutsche Bank Securities Corp.	50,000	(16,702)
Franco-Nevada Corp.:
Strike Price CAD 38, Expires 8/22/11, Broker T.D. Securities	600	(139,725)
Strike Price CAD 39, Expires 8/22/11, Broker T.D. Securities	600	(95,766)
Fresnillo Plc:
Strike Price GBP 13.89, Expires 8/04/11, Broker Societe General Securities Corp.	118,000	(695,616)
Strike Price GBP 14.33, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	27,000	(139,551)
Galleon Energy, Inc., Class A, Strike Price CAD 3.16, Expires 8/15/11, Broker Deutsche Bank Securities Corp.	53,000	(16,471)
Halliburton Co., Strike Price USD 48.50, Expires 8/02/11, Broker Banc of America Securities	6,000	(37,380)
HudBay Minerals, Inc.:
Strike Price CAD 13, Expires 8/22/11, Broker T.D. Securities	250	(14,391)
Strike Price CAD 14, Expires 8/22/11, Broker T.D. Securities	250	(3,925)
Strike Price CAD 15, Expires 8/22/11, Broker T.D. Securities	750	(3,925)
Strike Price CAD 16, Expires 8/22/11, Broker T.D. Securities	300	(1,884)
Israel Chemicals Ltd., Strike Price ILS 56.03, Expires 8/15/11, Broker Citigroup Global Markets, Inc.	177,000	(125,838)
K+S AG:
Strike Price EUR 54.26, Expires 8/03/11, Broker Deutsche Bank Securities Corp.	25,000	(50,804)
Strike Price EUR 56, Expires 8/19/11, Broker Deutsche Bank Securities Corp.	135	(28,021)
Kenmare Resources Plc:
Strike Price GBP 0.61, Expires 8/03/11, Broker Barclays Capital, Inc.	650,000	(726)
Strike Price GBP 0.57, Expires 9/06/11, Broker Societe General Securities Corp.	650,000	(30,226)
Key Energy Services, Inc., Strike Price USD 18.36, Expires 8/30/11, Broker Deutsche Bank Securities Corp.	49,000	(80,089)
Kosmos Energy Ltd., Strike Price USD 18.30, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	10,000	–
MAG Silver Corp.:
Strike Price CAD 11, Expires 9/23/11, Broker Morgan Stanley & Co., Inc.	78,500	(24,111)
Strike Price CAD 11, Expires 9/29/11, Broker Morgan Stanley & Co., Inc.	78,500	(26,903)
Monsanto Co., Strike Price USD 76, Expires 8/29/11, Broker Credit Suisse First Boston	20,000	(26,659)
New Gold, Inc., Strike Price USD 11.25, Expires 9/12/11, Broker Credit Suisse First Boston	82,000	(36,224)
Occidental Petroleum Corp., Strike Price USD 107.19, Expires 9/06/11, Broker Goldman Sachs & Co.	8,000	(7,866)
OGX Petroleo e Gas Participacoes SA, Strike Price BRL 14.05, Expires 9/14/11, Broker Citigroup Global Markets, Inc.	72,000	(27,648)
ONEOK Partners LP, Strike Price USD 41.81, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	36,000	(29,314)
Penn West Petroleum Ltd., Strike Price USD 23.58, Expires 8/30/11, Broker Banc of America Securities	63,000	(8,467)
Permian Basin Royalty Trust:
Strike Price USD 22.64, Expires 8/25/11, Broker Morgan Stanley & Co., Inc.	71,000	(16,453)
Strike Price USD 22.64, Expires 9/08/11, Broker Morgan Stanley & Co., Inc.	71,000	(22,845)
Petrohawk Energy Corp., Strike Price USD 25.92, Expires 8/10/11, Broker Morgan Stanley & Co., Inc.	20,000	(245,438)

4	JULY 31, 2011

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (concluded)
Premier Oil Plc, Strike Price GBP 4.63, Expires 8/17/11, Broker Barclays Capital, Inc.	84,000	$(102)
Quadra FNX Mining Ltd.:
Strike Price CAD 14, Expires 8/22/11, Broker T.D. Securities	500	(74,572)
Strike Price CAD 15, Expires 8/22/11, Broker T.D. Securities	1,000	(75,880)
Strike Price CAD 16, Expires 8/22/11, Broker T.D. Securities	250	(7,850)
Strike Price CAD 15, Expires 9/19/11, Broker T.D. Securities	210	(22,529)
Strike Price CAD 17, Expires 9/19/11, Broker T.D. Securities	75	(2,551)
Seadrill Ltd., Strike Price NOK 182.39, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	18,600	(17,511)
Ship Finance International Ltd., Strike Price USD 15.94, Expires 9/22/11, Broker Banc of America Securities	50,000	(28,000)
SLC Agricola SA:
Strike Price BRL 18.05, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	15,800	(447)
Strike Price BRL 18.72, Expires 8/08/11, Broker Goldman Sachs & Co.	31,500	(463)
Strike Price BRL 18.80, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	31,500	(1,481)
Strike Price BRL 17.16, Expires 9/09/11, Broker Credit Suisse First Boston	16,000	(7,954)
Statoil ASA, Strike Price NOK 138.87, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	38,400	(4,054)
Syngenta AG:
Strike Price CHF 276.95, Expires 8/03/11, Broker Deutsche Bank Securities Corp.	5,300	(9)
Strike Price CHF 290, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	640	(766)
Technip SA, Strike Price EUR 77.64, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	4,900	(9,791)
Trican Well Service Ltd., Strike Price CAD 23, Expires 8/22/11, Broker T.D. Securities	270	(64,996)
Uralkali - GDR, Strike Price USD 44.25, Expires 8/25/11, Broker Societe General Securities Corp.	70,000	(371,700)

Total Over-the-Counter Call Options Written		(3,227,597)

Over-the-Counter Put Options Written – (0.1)%
Augusta Resource Corp., Strike Price USD 4.48, Expires 8/26/11, Broker Morgan Stanley & Co., Inc.	210,000	(21,048)
Kenmare Resources Plc, Strike Price GBP 0.56, Expires 8/04/11, Broker Barclays Capital, Inc.	650,000	(17,156)
Syngenta AG, Strike Price CHF 270, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	1,500	(392,436)

Total Over-the-Counter Put Options Written		(430,640)

Total Options Written (Premiums Received – $7,734,107) – (1.1)%		(8,975,449)

Total Investments Net of Outstanding Options Written – 91.0%		779,104,258
Other Assets Less Liabilities – 9.0%		76,936,152

Net Assets – 100.0%		$856,040,410

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$809,248,014

Gross unrealized appreciation	$18,721,627
Gross unrealized depreciation	(39,889,934)

Net unrealized depreciation	$(21,168,307)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	134,399,937	134,399,937	$103,401

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	14,609	CAD	14,000	Citigroup Global Markets, Inc.	8/02/11	$(43)
USD	61,907	ILS	212,000	Royal Bank of Scotland	8/02/11	(50)

Total						$(93)

JULY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$68,715,142	$38,366,845	–	$107,081,987
Energy Equipment & Services	27,638,157	3,370,310	–	31,008,467
Food Products	19,968,986	8,402,945	–	28,371,931
Machinery	14,799,373	–	–	14,799,373
Metals & Mining	182,207,914	11,892,129	–	194,100,043
Oil, Gas & Consumable Fuels	274,026,864	4,291,105	–	278,317,969
Short-Term Securities	134,399,937	–	–	134,399,937

Total	$721,756,373	$66,323,334	–	$788,079,707

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(5,779,514)	$(3,195,935)	–	$(8,975,449)
Foreign currency exchange contracts	(93)	–	–	(93)

Total	$(5,779,607)	$(3,195,935)	–	$(8,975,542)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

6	JULY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Resources & Commodities Strategy Trust

Date: September 26, 2011